STOCKHOLDERS' EQUITY (Details) - Warrant activity (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 01, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Apr. 29, 2013	Apr. 19, 2013	Apr. 12, 2012
STOCKHOLDERS' EQUITY (Details) - Warrant activity [Line Items]
Warrants Outstanding, Share						11,045,655	11,045,655	22,091,310
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)						$ 0.05			$ 0.10
Outstanding at December 31, 2014						11,045,655	11,045,655	22,091,310
Outstanding at December 31, 2014 (in Dollars per share)						$ 0.05			$ 0.10
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) - Warrant activity [Line Items]
Warrants Outstanding, Share	11,045,654	11,045,654		32,495,753	32,495,753
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 0.05	$ 0.10		$ 0.0769	$ 0.0769
Warrants Outstanding, Weighted-Average Remaining Contractual Term	1 year 255 days	1 year 146 days	1 year 255 days	3 years 146 days	4 years 146 days
Warrants Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 1,325,478	$ 1,325,478
Warrants Issued/Grants
Warrants Issued/Grants, Aggregate Intrinsic Value (in Dollars)
Warrants Exercised			(20,491,164)
Warrants Exercised, Weighted-Average Exercise Price (in Dollars per share)			$ 0.05
Warrants Forfeitures or expirations			(958,935)
Warrants Forfeitures or expirations, Weighted-Average Exercise Price (in Dollars per share)			$ 0.62
Outstanding at December 31, 2014		11,045,654	11,045,654	11,045,654	32,495,753
Outstanding at December 31, 2014 (in Dollars per share)		$ 0.10	$ 0.05	$ 0.05	$ 0.0769
Outstanding at December 31, 2014	1 year 255 days	1 year 146 days	1 year 255 days	3 years 146 days	4 years 146 days
Outstanding at December 31, 2014 (in Dollars)		1,015,096	1,325,478	1,325,478
Exercisable at December 31, 2014		11,045,654	11,045,654
Exercisable at December 31, 2014 (in Dollars per share)		$ 0.10	$ 0.05	$ 0.05
Exercisable at December 31, 2014		1 year 146 days	1 year 255 days
Exercisable at December 31, 2014 (in Dollars)		$ 1,015,096	$ 1,325,478	$ 1,325,478